Related Party Transactions and Balances (Details Textual)											1 Months Ended								2 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 15, 2016 USD ($)	Mar. 14, 2016 USD ($)	Mar. 10, 2016 USD ($)	Mar. 07, 2016 USD ($)	Feb. 26, 2016 USD ($)	Feb. 02, 2016 USD ($)	Feb. 01, 2016 USD ($)	Nov. 12, 2015 USD ($)	Nov. 09, 2015 USD ($)	May 04, 2015 USD ($)	Jun. 28, 2016 USD ($)	Mar. 21, 2016 USD ($)	Dec. 25, 2015 USD ($)	Dec. 24, 2015 USD ($)	Nov. 25, 2015 USD ($)	Nov. 20, 2015 USD ($)	Mar. 28, 2015 USD ($)	Nov. 30, 2014 USD ($)	Jun. 15, 2016 USD ($)	Jun. 08, 2016 USD ($)	Jun. 27, 2016 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 28, 2016 CNY (¥)	Jun. 27, 2016 CNY (¥)	Jun. 15, 2016 HKD	Jun. 08, 2016 CNY (¥)	Mar. 21, 2016 HKD	Mar. 15, 2016 CNY (¥)	Mar. 14, 2016 HKD	Mar. 10, 2016 CNY (¥)	Mar. 07, 2016 HKD	Feb. 26, 2016 CNY (¥)	Feb. 26, 2016 HKD	Feb. 02, 2016 CNY (¥)	Feb. 02, 2016 HKD	Feb. 01, 2016 CNY (¥)	Feb. 01, 2016 HKD	Dec. 25, 2015 CNY (¥)	Dec. 24, 2015 HKD	Nov. 25, 2015 HKD	Nov. 20, 2015 HKD	Nov. 12, 2015 HKD	Nov. 09, 2015 HKD	Sep. 30, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Mar. 28, 2015 CNY (¥)	Nov. 30, 2014 CNY (¥)
Bayi [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed																						$ 4,213,841			$ 147,378
Moxian China Limited [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed																						26,906			783,390
Zhang Xin [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed																									98,919
Ace Keen [Member]
Related Party Transactions and Balances (Textual)
Repayment of loan																						256,753
Loan borrowed																									74,925
Jet Key [Member]
Related Party Transactions and Balances (Textual)
Repayment of loan																						435,414
Loan borrowed										$ 122,144															8,970
Term of loan										12 months
Zhongtou [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed																									16,224
Xinhua [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed																									$ 246,827
Moroling [Member]
Related Party Transactions and Balances (Textual)
Repayment of loan																						117,009
Moxian Shenzhen and Shenzhen Bayi [Member]
Related Party Transactions and Balances (Textual)
Repayment of loan																							$ 332,480	¥ 2,080,000
Loan borrowed	$ 155,054					$ 38,763	$ 46,516						$ 686,432							$ 1,151,358		$ 998,559	$ 1,231,125						¥ 7,650,000		¥ 1,000,000						¥ 250,000		¥ 300,000		¥ 4,560,883						¥ 8,180,000	¥ 6,100,000
Term of loan	1 year					1 year	1 year						1 year							1 year		12 months	12 months	12 months
Shenzhen Moyi and Shenzhen Bayi [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed					$ 33,854																														¥ 218,340
Term of loan					1 year
Moxian HK and Moxian China Limited [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed		$ 77,371		$ 38,686		$ 25,790	$ 64,476	$ 44,852				$ 77,371		$ 167,639	$ 167,639				$ 342,568									HKD 2,657,440		HKD 600,000		HKD 600,000		HKD 300,000				HKD 200,000		HKD 500,000		HKD 1,300,000	HKD 1,300,000		HKD 348,000
Term of loan		1 year		1 year		1 year	1 year	1 year				1 year		1 year	1 year				1 year
Moxian BJ and Xinhua Huifeng [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed			$ 13,955																														¥ 90,000
Term of loan			1 year
Moxian Hk and Zhang Xin [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed									$ 98,971					$ 167,639	$ 167,639																											HKD 1,300,000	HKD 1,300,000			HKD 767,500
Term of loan									1 year
Moxian Hk and Ace Keen [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed																$ 75,648																												HKD 589,259
Term of loan																1 year
Moxian Beijing and Zhongtou [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed					$ 15,505						$ 1,174															¥ 7,800									¥ 100,000	HKD 100,000
Term of loan					1 year						1 year
Moyi and Ace Keen [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed																	$ 23,258																																¥ 150,000
Term of loan																	2 years
Moyi and Jet Key [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed																		$ 79,078																																¥ 510,000
Term of loan																		3 years
Moxian Shenzhen and Xinhua Huifeng [Member]
Related Party Transactions and Balances (Textual)
Loan borrowed																					$ 233,282						¥ 1,550,000
Term of loan																					1 year